Intangible Assets, Net (Other than Goodwill)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets, Net (Other than Goodwill) [Abstract]
INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

NOTE 3 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company’s intangible assets primarily consist of acquired and developed software that is being amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the six months ended June 30, 2023 (unaudited):

	Acquired and
	Developed
	Software	Patents	Total

Useful Lives	5 Years	10 Years

Carrying Value at December 31, 2022	$435,595	$130,664	$566,259
Amortization	(143,812)	(8,224)	(152,036)
Carrying Value at June 30, 2023	$291,783	$122,440	$414,223

The following is a summary of intangible assets as of June 30, 2023 (unaudited):

	Acquired and
	Developed
	Software	Patents	Total
Cost	$4,476,271	164,614	$4,640,885
Accumulated amortization	(4,184,488)	(42,174)	(4,226,662)
Carrying Value at June 30, 2023	$291,783	$122,440	$414,223

Amortization expense totaled approximately $152,000 and $428,000 for the six months ended June 30, 2023, and 2022, respectively.

Future expected amortization of intangible assets is as follows:

2023 (Remainder of the Year)	$111,044
2024	168,094
2025	63,791
2026	16,456
2027	6,456
Thereafter	48,382
$414,223

There is no impairment indicator identified for impairment of the Company’s intangible assets and goodwill as of June 30, 2023.

NOTE 4 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company’s intangible assets consist of intellectual property acquired from FIN in addition to internally developed software that have been placed into service. They are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the years ended December 31, 2022 and 2021:

	Acquired and
	Developed	Intellectual
	Software	Property	Patents	Total

Useful Lives	5 Years	10 Years	10 Years

Carrying Value at December 31, 2020	$3,171,394	$416,471	$128,308	$3,716,173
Additions	-	-	26,705	26,705
Impairment of assets	-	(335,101)	-	(335,101)
Amortization	(932,512)	(81,370)	(14,443)	(1,028,325)
Carrying Value at December 31, 2021	2,238,882	-	140,570	2,379,452
Additions	-	-	6,311	6,311
Impairment of assets	(1,107,867)	-	-	(1,107,867)
Amortization	(695,420)	-	(16,217)	(711,637)
Carrying Value at December 31, 2022	$435,595	$-	$130,664	$566,259

The following is a summary of intangible assets as of December 31, 2022:

	Acquired and
	Developed	Intellectual
	Software	Property	Patents	Total
Cost	$4,476,271	$-	$164,614	$4,640,885
Accumulated amortization	(4,040,676)	-	(33,950)	(4,074,626)
Carrying Value at December 31, 2022	$435,595	$-	$130,664	$566,259

The following is a summary of intangible assets as of December 31, 2021:

	Acquired
	and
	Developed	Intellectual
	Software	Property	Patents	Total
Cost	$4,476,271	$-	$158,303	$4,634,574
Accumulated amortization	(2,237,389)	-	(17,733)	(2,255,122)
Carrying Value at December 31, 2021	$2,238,882	$-	$140,570	$2,379,452

The following is the future amortization of intangible assets for the year ended December 31:

2023	$253,080
2024	168,094
2025	63,791
2026	16,456
2027	16,456
Thereafter	48,382
$566,259